EXPLORATION AND EVALUATION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
EXPLORATION AND EVALUATION EXPENSES
Schedule of Exploration And Evaluation Expenses

	December 31, 2021	December 31, 2020
	$	$
Wages and benefits	3,637	2,294
Share-based compensation	452	594
Engineering	1,856	3,964
Professional fees	190	506
Materials, consumables, and supplies	1,330	1,447
Subcontracting	1,454	1,706
Geology and drilling	143	389
Utilities	349	388
Amortization	217	320
Other	213	265
Grants	(36)	(164)
Tax credits	(1,443)	(1,369)
Exploration and evaluation expenses	8,362	10,340